Non-controlling Interest in Subsidiaries (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	4 Months Ended	6 Months Ended	12 Months Ended
	Apr. 30, 2020	Jun. 30, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Capital contribution to subsidiary	$ 4,163	$ 10,408
Par value per share			$ 1.00	$ 1.00
Mare Success S.A. [Member] | Paid-in-capital by Tsakos Energy Navigation Limited and Subsidiaries and Polaris Oil Shipping Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Capital contribution to subsidiary	$ 8,163	$ 20,408
Mare Success S.A. [Member] | Tsakos Energy Navigation Limited and Subsidiaries [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of ownership	51.00%	51.00%	51.00%
Mare Success S.A. [Member] | Polaris Oil Shipping Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of ownership	49.00%	49.00%	49.00%
Capital contribution to subsidiary	$ 4,000	$ 10,000
Flopec [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of revenue generated by single charterer			7.60%	8.60%	6.20%
Shyris Shipping [Member] | Series B Cumulative Redeemable Perpetual Preferred Shares [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Preferred shares issued			2,288,841
Par value per share			$ 0.001
Liquidation preference			$ 10
Interest rate			7.50%
Shyris Shipping [Member] | Tsakos Energy Navigation Limited and Subsidiaries [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of ownership			100.00%